S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 30, 2025 USD ($) $ / shares shares
Petit Monts LLC Sponsor [Member] | Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Petit Monts LLC Sponsor [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,666,667
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,666,667
Directors [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	75,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 326